Fair value measurement (Details 3) - CNY (¥) ¥ in Millions	12 Months Ended					36 Months Ended	72 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2022
Investment securities
Unrealized gain/(loss) of the investment securities	¥ (4,304)	¥ (9,344)	¥ 18,722
Accumulated Impairment of Measurement Alternative	2,610	2,779					¥ 2,610
Wealth Management Product [Member]
Investment securities
Gain (loss) from changes in fair value of product	1,921	1,514
Other Noncurrent Assets [Member] | Wealth Management Product [Member]
Investment securities
Gain (loss) from changes in fair value of product	¥ (137)
China Unicom
Investment securities
Total consideration for the investment					¥ 5,000
Percentage of disposal	15.20%
Unrealized gain/(loss) of the investment securities	¥ 341	(388)	(1,047)
Vipshop
Investment securities
Total consideration for the investment						¥ 3,917
Unrealized gain/(loss) of the investment securities		(6,560)	¥ 4,272
Realized loss of investment securities							(839)
ESR cayman limited
Investment securities
Total consideration for the investment				¥ 1,952
Percentage of disposal	6.30%		8.00%
Unrealized gain/(loss) of the investment securities	¥ (1,722)	(396)	¥ 1,632
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes	9,045	10,020					9,045
Fair value of held to maturity debt securities	4,725	3,008					4,725
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments	504	119	¥ 202
Bank Time Deposits [Member] | Significant Other Observable Inputs (Level 2)
Investment securities
Time deposits	86,780	39,282					86,780
Bank Time Deposits [Member] | Significant Other Observable Inputs (Level 2) | Other Noncurrent Assets [Member]
Investment securities
Investment in time deposit with maturity of more than one year	¥ 100	¥ 5,427					¥ 100